Lease Arrangements - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 36,412	$ 30,138
Current	9,446	11,296
Non-current	26,966	18,842
Lease liabilities	$ 36,412	$ 30,138
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Discount rates (as a percent)	1.20%	1.20%
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Discount rates (as a percent)	11.50%	3.10%